Consolidated Financial Statements
(Unaudited)

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)
September 30, 2010

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

 Consolidated Financial Statements (Unaudited)

September 30, 2010

Contents

Consolidated Portfolio Asset Allocation	2

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities	3
Consolidated Statement of Investments	4
Consolidated Statement of Operations	10
Consolidated Statements of Changes in Net Assets	11
Consolidated Statement of Cash Flows	12
Notes to Consolidated Financial Statements	13
Consolidated Schedule of Changes in Investments in Affiliates	26
Consolidated Schedule of Restricted Securities of Unaffiliated Issuers	27

Supplemental Information

Consolidating Statement of Assets and Liabilities	28
Consolidating Statement of Operations	29

Special Value Continuation Fund, LLC (the “Company”) files a schedule of its investment in Special Value Continuation Partners, LP (the “Partnership”) with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  Investments listed in the Consolidated Statement of Investments are held by the Partnership, which also files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Forms N-Q of the Company and the Partnership are available on the SEC’s website at http://www.sec.gov.  The Forms N-Q of the Company and the Partnership may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A free copy of the proxy voting guidelines of the Company and the Partnership and information regarding how the Company and the Partnership voted proxies relating to portfolio investments during the most recent twelve-month period may be obtained without charge on the SEC’s website at http://www.sec.gov or by calling the advisor of the Company and the Partnership, Tennenbaum Capital Partners, LLC, at (310) 566-1000.  Collect calls for this purpose are accepted.

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Consolidated Portfolio Asset Allocation (Unaudited)

September 30, 2010

Industry	Percent of Cash and Investments

Wired Telecommunications Carriers	13.7%
Other Electrical Equipment and Component Manufacturing	9.5%
Architectural, Engineering, and Related Services	9.5%
Nonferrous Metal (except Aluminum) Production and Processing	9.4%
Other Information Services	6.2%
Radio and Television Broadcasting	4.5%
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing	3.4%
Other Financial Investment Activities	3.3%
Scheduled Air Transportation	3.0%
Communications Equipment Manufacturing	2.9%
Full-Service Restaurants	2.9%
Accounting, Tax Preparation, Bookkeeping, and Payroll Services	2.3%
Industrial Machinery Manufacturing	2.1%
Electric Power Generation, Transmission and Distribution	2.0%
Book, Periodical, and Music Stores	1.8%
Support Activities for Mining	1.8%
Other Investment Pools and Funds	1.6%
Other Professional, Scientific, and Technical Services	1.5%
Gambling Industries	1.4%
Computer and Peripheral Equipment Manufacturing	1.3%
Offices of Real Estate Agents and Brokers	1.0%
Aerospace Product and Parts Manufacturing	0.9%
Basic Chemical Manufacturing	0.9%
Oil and Gas Extraction	0.8%
Data Processing, Hosting, and Related Services	0.7%
Semiconductor and Other Electronic Component Manufacturing	0.7%
Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing	0.7%
Health and Personal Care Stores	0.4%
Depository Credit Intermediation	0.4%
Other Amusement and Recreation Industries	0.1%
Support Activities for Air Transportation	0.0%
Wireless Telecommunications Carriers (except Satellite)	0.0%
Cash and Cash Equivalents	9.3%
Total	100.0%

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Consolidated Statement of Assets and Liabilities (Unaudited)

September 30, 2010

Assets
Investments, at fair value:
Unaffiliated issuers (cost $316,903,044)	$270,261,839
Controlled companies (cost $26,711,048)	2,576,906
Other affiliates (cost $115,589,219)	141,822,056
Total investments (cost $459,203,311)	414,660,801

Cash and cash equivalents	42,683,867
Accrued interest income:
Unaffiliated issuers	5,470,939
Other affiliates	875,771
Receivable for investment securities sold	7,151,029
Deferred debt issuance costs	1,688,779
Prepaid expenses and other assets	120,588
Total assets	472,651,774

Liabilities
Credit facility payable	55,000,000
Payable for investment securities purchased	16,527,605
Distribution payable	8,000,000
Management and advisory fees payable	565,599
Payable to affiliate	102,462
Unrealized depreciation on swaps	88,099
Interest payable	64,728
Accrued expenses and other liabilities	413,217
Total liabilities	80,761,710

Preferred stock
Series Z; $500/share liquidation preference; 400 shares authorized, 47 shares issued and outstanding	23,500
Accumulated dividends on Series Z preferred stock	1,422
Total Series Z preferred stock	24,922

Preferred equity facility
Series A preferred limited partner interests in Special Value Continuation Partners, LP;
$20,000/interest liquidation preference; 6,700 interests authorized, issued and outstanding	134,000,000
Accumulated dividends on Series A preferred equity facility	430,590
Total preferred limited partner interests	134,430,590

Net assets applicable to common shareholders	$257,434,552

Composition of net assets applicable to common shareholders
Common stock, $0.001 par value; unlimited shares authorized, 418,955.777 shares
issued and outstanding	$419
Paid-in capital in excess of par, net of contributed unrealized gains	364,764,708
Accumulated net investment income	12,034,562
Accumulated net realized losses	(74,557,832)
Accumulated net unrealized depreciation	(44,805,883)
Accumulated dividends to Series Z preferred shareholders	(1,422)
Net assets applicable to common shareholders	$257,434,552

Common stock, NAV per share	$614.47

See accompanying notes.

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited)

September 30, 2010

Showing Percentage of Total Cash and Investments of the Company

Investment	Principal Amount	Fair Value	Percent of Cash and Investments

Debt Investments (58.86%)
Bank Debt (26.52%) (1)
Book, Periodical, and Music Stores (1.83%)
Borders Group, Inc., 2nd Lien Term Loan, LIBOR + 12.25%, due 4/1/14	$9,209,286	$8,393,142	1.83%

Communications Equipment Manufacturing (2.89%)
Mitel Networks Corporation, 1st Lien Term Loan, LIBOR + 3.25%, due 8/10/14	$14,737,688	13,227,075	2.89%

Computer and Peripheral Equipment Manufacturing (1.27%)
Targus Group, 1st Lien Term Loan, LIBOR + 5.75% Cash + 3.5% PIK, due 11/22/12	$6,623,429	5,824,478	1.27%

Electric Power Generation, Transmission and Distribution (2.05%)
La Paloma Generating Company, Residual Bank Debt (3)	$23,218,322	211,506	0.05%
Texas Competitive Electric Holdings Company, LLC, B3 Term Loan,
LIBOR + 3.5%, due 10/10/14	$6,276,223	4,870,173	1.06%
Texas Competitive Electric Holdings Company, LLC, Delayed Draw Term Loan,
LIBOR + 3.5%, due 10/10/14	$5,542,469	4,286,562	0.94%
Total Electric Power Generation, Transmission and Distribution		9,368,241

Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing (0.69%)
Precision Partners Holdings, 1st Lien Delayed Draw Term Loan, LIBOR + 6.5%,
due 10/2/13	$264,675	209,093	0.05%
Precision Partners Holdings, 1st Lien Term Loan, LIBOR + 6.5%, due 10/2/13	$3,725,097	2,942,827	0.64%
Total Machine Shops; Turned Products; and Screw, Nut, and Bolt Manufacturing		3,151,920

Offices of Real Estate Agents and Brokers (1.00%)
Realogy Corporation, 2nd Lien Term Loan A, 13.5%, due 10/15/17	$6,891,566	7,351,006	1.61%
Realogy Corporation, Revolver, LIBOR + 2.25%, due 4/10/13	$15,897,590	(2,782,078)	(0.61)%
Total Offices of Real Estate Agents and Brokers		4,568,928

Other Financial Investment Activities (3.30%)
American Capital, Ltd., Senior Secured 1st Lien Term Loan, LIBOR + 6.5%, due 12/31/12	$10,071,825	10,090,710	2.21%
Marsico Capital Management, Senior Secured 1st Lien Term Loan,
LIBOR + 5%, due 12/14/14	$6,494,660	4,968,415	1.09%
Total Other Financial Investment Activities		15,059,125

Other Investment Pools and Funds (1.56%)
Vion Holdings II, LLC, Senior Secured Term Loan, LIBOR + 11%, due 2/27/12	$8,603,659	7,150,648	1.56%

Radio and Television Broadcasting (4.36%)
Encompass Digital Media Group, Inc., 1st Lien Revolver, 13%, due 12/31/14	$2,343,750	828,125	0.18%
Encompass Digital Media Group, Inc., 1st Lien Term Loan, 13%, due 12/31/14	$18,378,947	19,114,105	4.18%
Total Radio and Television Broadcasting		19,942,230

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited) (Continued)

September 30, 2010

Showing Percentage of Total Cash and Investments of the Company

Investment	Principal Amount	Fair Value	Percent of Cash and Investments

Debt Investments (continued)
Support Activities for Mining (1.83%)
Trico Marine Services, Inc., 1st Lien Term Loan, LIBOR + 11.5%, due 12/31/11	$3,277,291	$3,277,291	0.72%
Trico Marine Services, Inc., Senior Secured Super Priority DIP Term Loan,
LIBOR + 11.5%, due 3/11/11	$1,310,916	1,310,916	0.29%
Trico Shipping AS, 1st Lien Term Loan A, 13.5%, due 7/1/14 - (Norway)	$3,683,509	3,624,573	0.79%
Trico Shipping AS, Priority 1st Lien Term Loan A, 13.5%, due 9/21/11 - (Norway)	$129,000	129,000	0.03%
Trico Shipping AS, Priority 1st Lien Term Loan B, 13.5%, due 9/21/11 - (Norway)	$60,000	-	-
Total Support Activities for Mining		8,341,780

Wired Telecommunications Carriers (5.74%)
Bulgaria Telecom Company AD, 1st Lien Tranche B Term Loan,
EURIBOR + 2.75%, due 8/9/15 - (Netherlands) (4)	€2,113,201	2,359,361	0.52%
Integra Telecom Holdings, Inc., 1st Lien Term Loan, LIBOR + 7.25%, due 4/15/15	$1,985,377	1,996,545	0.44%
NEF Telecom Company BV, 1st Lien Tranche C Term Loan,
EURIBOR + 3.50%, due 8/9/16 - (Netherlands) (4)	€4,927,730	5,404,399	1.18%
NEF Telecom Company BV, 2nd Lien Tranche D Term Loan,
EURIBOR + 5.5%, due 2/16/17 - (Netherlands) (4)	€2,535,452	2,694,354	0.59%
NEF Telecom Company BV, Mezzanine Term Loan,
EURIBOR + 10% PIK, due 8/16/17 - (Netherlands) (4)	€17,942,492	13,762,451	3.01%
Total Wired Telecommunications Carriers		26,217,110

Total Bank Debt (Cost $131,108,376)		121,244,677

Other Corporate Debt Securities (32.34%)
Accounting, Tax Preparation, Bookkeeping, and Payroll Services (2.25%)
NCO Group, Inc., Senior Secured Floating Rate Notes, LIBOR + 4.875%, due 11/15/13	$6,459,000	5,370,206	1.17%
NCO Group, Inc., Senior Subordinated Notes, 11.875%, due 11/15/14	$5,463,000	4,950,625	1.08%
Total Accounting, Tax Preparation, Bookkeeping, and Payroll Services		10,320,831

Aerospace Product and Parts Manufacturing (0.89%)
Hawker Beechcraft, Inc., Senior Secured Notes, 8.5%, due 4/1/15	$3,332,000	2,595,995	0.57%
Hawker Beechcraft, Inc., Senior Secured Notes, 8.875% Cash or 9.625% PIK, due 4/1/15	$1,979,000	1,486,704	0.32%
Total Aerospace Product and Parts Manufacturing		4,082,699

Architectural, Engineering, and Related Services (4.79%)
Alion Science & Technology Corporation, Senior Notes, 10.25%, due 2/1/15	$14,914,000	11,249,481	2.46%
Alion Science & Technology Corporation, Senior Secured Notes, 10% Cash + 2% PIK, due 11/1/14	$2,625,683	2,638,601	0.58%
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes, 18% PIK, due 3/31/15 (2), (5)	$8,010,534	8,010,534	1.75%
Total Architectural, Engineering, and Related Services		21,898,616

Basic Chemical Manufacturing (0.89%)
Kronos International, Inc., Senior Secured Notes, 6.5%, due 4/15/13 (4)	€3,174,000	4,079,202	0.89%

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited) (Continued)

September 30, 2010

Showing Percentage of Total Cash and Investments of the Company

Investment	Principal Amount	Fair Value	Percent of Cash and Investments

Debt Investments (continued)
Data Processing, Hosting, and Related Services (0.18%)
Terremark Worldwide, Inc., Senior Secured Notes, 12%, due 6/15/17 (5)	$703,000	$804,935	0.18%

Full-Service Restaurants (2.85%)
Real Mex Restaurants, Inc., Senior Secured Notes, 14%, due 1/1/13 (5)	$12,693,000	13,038,250	2.85%

Gambling Industries (1.36%)
Harrah's Operating Company, Inc., Senior Secured Notes, 11.25%, due 6/1/17	$18,000	19,890	-
Harrah's Operating Company, Inc., Senior Secured Notes, 10%, due 12/15/18	$7,695,000	6,213,712	1.36%
Total Gambling Industries		6,233,602

Health and Personal Care Stores (0.44%)
Rite Aid Corporation, Senior Unsecured Notes, 9.5%, due 6/15/17	$2,360,000	1,993,398	0.44%

Industrial Machinery Manufacturing (1.51%)
GSI Group, Inc., Senior Secured Notes, 12.25% Cash or 13% PIK, due 1/15/14 (5)	$6,912,000	6,912,000	1.51%

Nonferrous Metal (except Aluminum) Production and Processing (2.03%)
International Wire Group, Inc., Senior Secured Notes, 9.75%, due 4/15/15 (2), (5)	$9,078,000	9,304,859	2.03%

Oil and Gas Extraction (0.84%)
Forbes Energy Services, Senior Secured Notes, 11%, due 2/15/15	$2,904,000	2,634,625	0.58%
Geokinetics Holdings, Inc., Senior Secured Notes, 9.75%, due 12/15/14	$1,342,000	1,185,160	0.26%
Total Oil and Gas Extraction		3,819,785

Other Information Services (3.58%)
IRI Holdco (RW), LLC, Note Receivable, 8%, due 12/12/11 (5)	$16,379,105	16,379,105	3.58%

Other Professional, Scientific, and Technical Services (1.54%)
MSX International, Inc., Senior Secured 2nd Lien Notes,
12.5%, due 4/1/12 - (UK/France/Germany) (5)	$8,209,000	7,021,322	1.54%

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments
Manufacturing (3.39%)
AGY Holding Corporation, Senior Secured 2nd Lien Notes, 11%, due 11/15/14	$18,025,000	15,526,014	3.39%

Scheduled Air Transportation (2.66%)
United Air Lines, Inc., Aircraft Secured Mortgage (N508UA), 20%, due 8/25/16 (5)	$3,430,484	4,572,835	1.00%
United Air Lines, Inc., Aircraft Secured Mortgage (N510UA), 20%, due 9/26/16 (5)	$544,246	728,200	0.16%
United Air Lines, Inc., Aircraft Secured Mortgage (N512UA), 20%, due 10/26/16 (5)	$545,302	731,795	0.16%
United Air Lines, Inc., Aircraft Secured Mortgage (N530UA), 20%, due 11/25/13 (5)	$3,133,384	3,913,597	0.86%
United Air Lines, Inc., Aircraft Secured Mortgage (N536UA), 16%, due 8/21/14 (5)	$501,686	575,935	0.13%
United Air Lines, Inc., Aircraft Secured Mortgage (N545UA), 16%, due 7/17/15 (5)	$601,723	710,033	0.16%
United Air Lines, Inc., Aircraft Secured Mortgage (N585UA), 20%, due 10/25/16 (5)	$640,266	859,878	0.19%
Total Scheduled Air Transportation		12,092,273

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited) (Continued)

September 30, 2010

Showing Percentage of Total Cash and Investments of the Company

Investment	Principal Amount or Shares	Fair Value	Percent of Cash and Investments

Debt Investments (continued)
Wired Telecommunications Carriers (3.12%)
ITC^DeltaCom, Inc., Senior Secured Notes, 10.5%, due 4/1/16 (2), (5)	$9,830,000	$10,088,038	2.21%
Zayo Group, LLC, 1st Lien Senior Secured Notes, 10.25%, due 3/15/17 (5)	$3,933,000	4,149,315	0.91%
Total Wired Telecommunications Carriers		14,237,353

Wireless Telecommunications Carriers (except Satellite) (0.02%)
Clearwire Communications, LLC, Senior Secured Notes, 12%, due 12/1/15	$66,000	71,115	0.02%

Total Other Corporate Debt Securities (Cost $133,896,128)		147,815,359

Total Debt Investments (Cost $265,004,504)		269,060,036

Equity Securities (31.82%)
Architectural, Engineering, and Related Services (4.72%)
Alion Science & Technology Corporation, Warrants (3)	2,620	142,554	0.03%
ESP Holdings, Inc., 15% PIK, Preferred Stock (2), (5), (6)	40,618	5,852,709	1.28%
ESP Holdings, Inc., Common Stock (2), (3), (5), (6)	88,670	15,601,484	3.41%
Total Architectural, Engineering, and Related Services		21,596,747

Data Processing, Hosting, and Related Services (0.56%)
Anacomp, Inc., Class A Common Stock (2), (3), (5), (8)	1,253,969	2,576,906	0.56%

Depository Credit Intermediation (0.39%)
Doral Financial Corporation, Common Stock (3)	1,077,794	1,789,138	0.39%

Industrial Machinery Manufacturing (0.54%)
GSI Group, Inc., Common Stock (3), (5)	986,006	2,474,875	0.54%

Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing (0.00%)
Precision Holdings, LLC, Class C Membership Interests (3), (5)	30	677	-

Nonferrous Metal (except Aluminum) Production and Processing (7.36%)
International Wire Group, Inc., Common Stock (2), (5), (6)	1,979,441	33,670,291	7.36%

Other Amusement and Recreation Industries (0.05%)
Bally Total Fitness Holding Corporation, Common Stock (3), (5)	6,058	193,196	0.04%
Bally Total Fitness Holding Corporation, Warrants (3), (5)	10,924	52,435	0.01%
Total Other Amusement and Recreation Industries		245,631

Other Electrical Equipment and Component Manufacturing (9.50%)
EP Management Corporation, Common Stock (2), (5), (6), (7)	1,312,720	43,503,541	9.50%

Other Information Services (2.61%)
IRI Holdco (RW), LLC, Warrants to Purchase IRI Preferred Stock (3), (5)	4,063,914	11,927,588	2.61%

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited) (Continued)

September 30, 2010

Showing Percentage of Total Cash and Investments of the Company

Investment	Principal Amount or Shares		Fair Value	Percent of Cash and Investments

Equity Securities (continued)
Radio and Television Broadcasting (0.18%)
Encompass Digital Media Group, Inc., Common Stock (3), (5)		183,824	$835,939	0.18%

Scheduled Air Transportation (0.33%)
United Air Lines, Inc., Equipment Trust Beneficial Interests (N510UA) (5)		26	281,849	0.06%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N512UA) (5)		26	279,595	0.06%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N536UA) (5)		29	319,488	0.07%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N545UA) (5)		27	310,696	0.07%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N585UA) (5)		26	308,796	0.07%
Total Scheduled Air Transportation			1,500,424

Semiconductor and Other Electronic Component Manufacturing (0.72%)
AIP/IS Holdings, LLC, Membership Units (3), (5)		352	3,280,922	0.72%

Support Activities for Air Transportation (0.05%)
Alabama Aircraft Industries, Inc., Common Stock (3), (5)		164,636	214,027	0.05%

Wired Telecommunications Carriers (4.81%)
Integra Telecom, Inc., Common Stock (3), (5)		1,274,522	6,026,190	1.32%
Integra Telecom, Inc., Warrants (3), (5)		346,939	-	-
ITC^DeltaCom, Inc., Common Stock (2), (3), (5), (6)		10,890,069	15,790,600	3.45%
NEF Kamchia Co-Investment Fund, LP Interest - (Cayman Islands) (3), (4), (5)		2,455,500	167,269	0.04%
Total Wired Telecommunications Carriers			21,984,059

Total Equity Securities (Cost $194,198,807)			145,600,765

Total Investments (Cost $459,203,311) (9)			414,660,801

Cash and Cash Equivalents (9.32%)
Wells Fargo & Company, Overnight Repurchase Agreement, 0.10%,
Collateralized by Federal Farm Credit Bank Bonds		$918,682	918,682	0.20%
American Express Credit Corporation, Commercial Paper, 0.08%, due 10/1/10		$10,000,000	10,000,000	2.19%
American Express Credit Corporation, Commercial Paper, 0.08%, due 10/4/10		$7,000,000	6,999,953	1.53%
General Electric Company, Commercial Paper, 0.15%, due 10/15/10		$20,000,000	19,998,833	4.37%
Cash Denominated in Foreign Currencies (Cost $14,447)	CAD	15,078	14,639	-
Cash Denominated in Foreign Currencies (Cost $4,509,562)		€3,370,908	4,582,989	1.00%
Cash Denominated in Foreign Currencies (Cost $54,122)		£35,597	55,938	0.01%
Cash Held on Account at Various Institutions		$112,833	112,833	0.02%
Total Cash and Cash Equivalents			42,683,867

Total Cash and Investments			$457,344,668	100.00%

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited) (Continued)

September 30, 2010

Showing Percentage of Total Cash and Investments of the Company

Notes to Statement of Investments:

(1)
Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933.  Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)	Affiliated issuer - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer).

(3)	Non-income producing security.

(4)	Principal amount denominated in euros. Amortized cost and fair value converted from euros to US dollars.

(5)	Restricted security.

(6)	Investment is not a controlling position.

(7)	The Partnership's advisor may demand registration at any time more than 180 days following the first initial public offering of common equity by the issuer.

(8)	Issuer is a controlled company.

(9)	Includes investments with an aggregate market value of $26,696,651 that have been segregated to collateralize certain unfunded commitments.

Aggregate purchases and aggregate sales of investments, other than Government securities, totaled $245,346,895 and $188,323,019, respectively.
Aggregate purchases includes investment assets received as payment in-kind. Aggregate sales includes principal paydowns on debt investments.

The total value of restricted securities and bank debt as of September 30, 2010 was $352,714,381, or 77.12% of total cash and investments of the Company.

Swaps at September 30, 2010 were as follows:

Instrument	Notional Amount	Fair Value

Euro/US Dollar Cross Currency Basis Swap, Pay Euros/Receive USD, Expires 5/16/14	$6,040,944	$(88,099)

See accompanying notes.

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Consolidated Statement of Operations (Unaudited)

Nine Months Ended September 30, 2010

Investment income
Interest income:
Unaffiliated issuers	$19,686,715
Controlled companies	1,051,064
Other affiliates	2,181,229
Dividend income:
Unaffiliated issuers	280,138
Other affiliates	11,646,623
Other income:
Unaffiliated issuers	2,007,364
Other affiliates	24,334
Total investment income	36,877,467

Operating expenses
Management and advisory fees	5,090,391
Amortization of deferred debt issuance costs	329,312
Portfolio asset depreciation	267,596
Legal fees, professional fees and due diligence expenses	233,188
Commitment fees	173,493
Interest expense	161,305
Director fees	125,750
Insurance expense	106,833
Custody fees	78,656
Other operating expenses	260,987
Total expenses	6,827,511

Net investment income	30,049,956

Net realized and unrealized gain
Net realized gain from investments in unaffiliated issuers
and foreign currency transactions	7,520,661
Net change in net unrealized appreciation/depreciation	6,157,100
Net realized and unrealized gain	13,677,761

Dividends paid on Series A preferred equity facility	(1,109,292)
Net change in accumulated dividends on Series A preferred equity facility	(62,253)
Dividends paid to Series Z preferred shareholders	(1,880)
Net change in reserve for dividends to Series Z preferred shareholders	469

Net increase in net assets applicable to common shareholders resulting from operations	$42,554,761

See accompanying notes.

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Consolidated Statements of Changes in Net Assets

	Nine Months Ended September 30, 2010 (Unaudited)	Year Ended December 31, 2009

Net assets applicable to common shareholders, beginning of period	$232,879,791	$195,745,577

Net investment income	30,049,956	17,932,832
Net realized gain (loss)	7,520,661	(62,643,798)
Net change in unrealized appreciation/depreciation	6,157,100	98,786,144
Dividends on Series A preferred equity facility	(1,109,292)	(2,544,220)
Net change in accumulated dividends on Series A preferred
equity facility	(62,253)	805,131
Dividends to Series Z preferred shareholders from net
investment income	(1,880)	-
Net change in reserve for dividends to Series Z preferred
shareholders	469	(1,875)
Net increase in net assets applicable to common shareholders
resulting from operations	42,554,761	52,334,214

Distributions to common shareholders from:
Net investment income	(18,000,000)	(15,200,000)

Net assets applicable to common shareholders, end of period
(including accumulated net investment income of $12,034,562
and $1,158,031, respectively)	$257,434,552	$232,879,791

See accompanying notes.

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Consolidated Statement of Cash Flows (Unaudited)

Nine Months Ended September 30, 2010

Operating activities
Net increase in net assets applicable to common shareholders resulting
from operations	$42,554,761
Adjustments to reconcile net increase in net assets applicable to common shareholders resulting from operations to net cash used in operating activities:
Net realized gain	(7,520,661)
Net change in unrealized appreciation/depreciation	(6,368,332)
Dividends paid on Series A preferred equity facility	1,109,292
Dividends paid to Series Z preferred shareholders	1,880
Net change in accumulated dividends on Series A preferred equity facility	62,253
Net change in reserve for dividends to Series Z preferred shareholders	(469)
Accretion of original issue discount	(971,267)
Income from paid in-kind capitalization	(4,337,537)
Amortization of deferred debt issuance costs	329,312
Changes in assets and liabilities:
Purchases of investments	(241,009,358)
Proceeds from sales, maturities and paydowns of investments	188,323,019
Increase in accrued interest income - unaffiliated issuers	(1,556,669)
Decrease in accrued interest income - controlled companies	4,181
Increase in accrued interest income - other affiliates	(521,978)
Increase in receivable for investments sold	(5,339,610)
Increase in prepaid expenses and other assets	(32,290)
Increase in payable for investments purchased	3,778,173
Increase in payable to affiliate	102,462
Increase in interest payable	18,673
Decrease in accrued expenses and other liabilities	(83,252)
Net cash used in operating activities	(31,457,417)

Financing activities
Proceeds from draws on credit facility	153,000,000
Principal repayments on credit facility	(173,000,000)
Dividends paid on Series A preferred equity facility	(1,109,292)
Distributions paid to common shareholders	(16,200,000)
Dividends paid to Series Z preferred shareholders	(1,880)
Net cash used in financing activities	(37,311,172)

Net decrease in cash and cash equivalents	(68,768,589)
Cash and cash equivalents at beginning of period	111,452,456
Cash and cash equivalents at end of period	$42,683,867

Supplemental cash flow information:
Interest payments	$142,632
Tax payments	21,751

See accompanying notes.

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited)

September 30, 2010

1.  Organization and Nature of Operations

Special Value Continuation Fund, LLC (the “Company”), a Delaware Limited Liability Company, is registered as a nondiversified, closed-end management investment company under the Investment Company Act of 1940 (the “1940 Act”).  The Company was established for the purpose of enabling qualified investors to participate indirectly in the investment objectives of Special Value Continuation Partners, LP, a Delaware Limited Partnership (the “Partnership”), of which the Company owns 100% of the common limited partner interests.  The Partnership is also registered as a nondiversified, closed-end management investment company under the 1940 Act.  The Partnership was formed to acquire a portfolio of investments consisting primarily of bank loans, distressed debt, stressed high yield debt, mezzanine investments and public equities.  The stated objective of the Company is to achieve high total returns while minimizing losses.

The Company has elected to be treated as a regulated investment company (“RIC”) for U.S. federal income tax purposes.  As a RIC, the Company will not be taxed on its income to the extent that it distributes such income each year and satisfies other applicable income tax requirements.  The Partnership has elected to be treated as a partnership for U.S. federal income tax purposes.  Investment operations commenced and initial funding was received on July 31, 2006.

These consolidated financial statements include the accounts of the Company and the Partnership.  All significant intercompany transactions and balances have been eliminated in the consolidation.

The General Partner of the Partnership is SVOF/MM, LLC (“SVOF/MM”).  The managing member of SVOF/MM is Tennenbaum Capital Partners, LLC (“TCP”), which serves as the Investment Manager of both the Company and the Partnership.  Babson Capital Management LLC serves as Co-Manager of both the Company and the Partnership.  Substantially all of the equity interests in the General Partner are owned directly or indirectly by TCP, Babson Capital Management LLC and employees of TCP.  The Company, the Partnership, TCP, SVOF/MM and their members and affiliates may be considered related parties.

Company management consists of the Investment Manager and the Board of Directors.  Partnership management consists of the General Partner and the Board of Directors.  The Investment Manager and the General Partner direct and execute the day-to-day operations of the Company and the Partnership, respectively, subject to oversight from the respective Board of Directors, which sets the broad policies of the Company and performs certain functions required by the 1940 Act in the case of the Partnership.  The Board of Directors of the Partnership has delegated investment management of the Partnership’s assets to the Investment Manager and the Co-Manager.  Each Board of Directors consists of three persons, two of whom are independent.  If the Company or the Partnership has preferred equity interests outstanding, as each currently

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited)

September 30, 2010

1.  Organization and Nature of Operations (continued)

does, the holders of the preferred interests voting separately as a class will be entitled to elect two of the Directors.  The remaining directors will be subject to election by holders of the common shares and preferred interests voting together as a single class.

Company Structure

Total capitalization of the consolidated Company is approximately $678.8 million, consisting of approximately $419.0 million of initial contributed common equity, an approximately $9.8 million initial general partner interest (the “GP Interest”) in the Partnership held by SVOF/MM, $134 million of preferred limited partner interests in the Partnership (the “Series A Preferred”), $116 million under a senior secured revolving credit facility issued by the Partnership (the “Senior Facility”) and $23,500 in Series Z preferred shares of the Company.  The GP Interest in the Partnership is shown as a minority interest in these consolidated financial statements. The contributed common equity, GP Interest, preferred limited interests and the amount drawn under the Senior Facility are used to purchase Partnership investments and to pay certain fees and expenses of the Partnership and the Company.  Most of the cash and investments of the Partnership are included in the collateral for the Senior Facility.

The Company will liquidate and distribute its assets and will be dissolved on June 30, 2016, subject to up to two one-year extensions if requested by the Investment Manager and approved by the outstanding common shares.  The Partnership will liquidate and distribute its assets and will be dissolved on June 30, 2016, subject to up to two one-year extensions if requested by the General Partner and approved by SVCF as the holder of the common limited partner interests in the Partnership.  However, the Operating Agreement and Partnership Agreement will prohibit liquidation of the Company and the Partnership, respectively, prior to June 30, 2016 if the Series A Preferred are not redeemed in full prior to such liquidation.

Preferred Equity Facility

At September 30, 2010, the Partnership had 6,700 Series A preferred limited partner interests (the “Series A Preferred”) issued and outstanding with a liquidation preference of $20,000 per interest.  The Series A Preferred are redeemable at the option of the Partnership, subject to certain conditions. Additionally, under certain conditions, the Partnership may be required to either redeem certain of the Series A Preferred or repay indebtedness, at the Partnership’s option.  Such conditions would include a failure by the Partnership to maintain adequate collateral as required by its credit facility agreement or by the Statement of Preferences of the Series A Preferred or a failure by the Partnership to maintain sufficient asset coverage as required by the 1940 Act.  As of September 30, 2010, the Partnership was in full compliance with such requirements.

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited)

September 30, 2010

1.  Organization and Nature of Operations (continued)

The Series A Preferred accrue dividends at an annual rate equal to LIBOR plus 0.75%, or in the case of any holders of Series A Preferred that are CP Conduits (as defined in the leveraging documents), the higher of (i) LIBOR plus 0.75% or (ii) the CP Conduit’s cost of funds rate plus 0.75%, subject to certain limitations and adjustments.

2.  Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). The following is a summary of the significant accounting policies of the Company and the Partnership.

Use of Estimates

The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Although management believes these estimates and assumptions to be reasonable, actual results could differ from those estimates.

Investment Valuation

All of the Company’s investments are generally held by the Partnership. Management values investments held by the Partnership at fair value based upon the principles and methods of valuation set forth in policies adopted by the Partnership’s Board of Directors and in conformity with procedures set forth in the Senior Facility and Statement of Preferences for the Series A Preferred.  Fair value is generally defined as the amount for which an investment would be sold in an orderly transaction between market participants at the measurement date.

Investments listed on a recognized exchange or market quotation system, whether U.S. or foreign, are valued for financial reporting purposes as of the last business day of the reporting period using the closing price on the date of valuation.  Liquid investments not listed on a recognized exchange or market quotation system are priced by a nationally recognized pricing service or by using quotations from broker-dealers.  Investments not priced by a pricing service or for which market quotations are either not readily available or are determined to be unreliable are valued by one or more independent valuation services or, for investments aggregating less than 5% of the total capitalization of the Partnership, by the Investment Manager.

Fair valuations of investments are determined under guidelines adopted by the Partnership’s

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited)

September 30, 2010

2.  Summary of Significant Accounting Policies (continued)

Board of Directors, and are subject to their approval.  Generally, to increase objectivity in valuing the Partnership’s investments, the Investment Manager will utilize external measures of value, such as public markets or third-party transactions, whenever possible.  The Investment Manager’s valuation is not based on long-term work-out value, immediate liquidation value, nor incremental value for potential changes that may take place in the future.  The values assigned to investments that are valued by the Investment Manager are based on available information and do not necessarily represent amounts that might ultimately be realized, as these amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated. The foregoing policies apply to all investments, including those in companies and groups of affiliated companies aggregating more than 5% of the Company’s assets.

Investments of the Partnership may be categorized based on the types of inputs used in valuing such investments.  The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety. Transfers between levels are recognized as of the beginning of the reporting period. At September 30, 2010, the investments of the Partnership were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$6,213,713	$1,789,138
2	Other observable market inputs*	44,369,570	98,207,734	18,479,503
3	Independent third-party pricing sources that employ significant unobservable inputs	76,663,600	43,393,912	124,943,261
3	Internal valuations with significant unobservable inputs	211,507	-	388,863
Total		$121,244,677	$147,815,359	$145,600,765

* E.g. quoted prices in inactive markets or quotes for comparable instruments

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited)

September 30, 2010

2.  Summary of Significant Accounting Policies (continued)

Changes in investments categorized as Level 3 during the nine months ended September 30, 2010 were as follows:

	Independent Third Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$45,255,960	$73,392,113	$96,160,272
Net realized and unrealized gains (losses)	(1,185,001)	3,331,932	9,366,954
Net acquisitions and dispositions	15,572,800	(16,310,292)	(872,312)
Net transfers into category	17,019,841	-	20,389,788
Net transfers out of category	-	(17,019,841)	(101,441)
Ending balance	$76,663,600	$43,393,912	$124,943,261

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$(2,830,335)	$1,443,308	$9,936,378

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$211,507	$793,632	$20,389,788
Net realized and unrealized gains (losses)	-	-	(742,758)
Net acquisitions and dispositions	-	(793,632)	1,131,621
Transfers into category	-	-	-
Transfers out of category	-	-	(20,389,788)
Ending balance	$211,507	$-	$388,863

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$-	$-	$(742,758)

During the nine months ended September 30, 2010, one investment with a beginning-of-period market value of approximately $6.2 million transferred from Level 2 to Level 1, and one investment transferred from Level 3 to Level 2, due to increased trading volumes.

Investment Transactions

The Partnership records investment transactions on the trade date, except for private transactions that have conditions to closing, which are recorded on the closing date. The cost of investments purchased is based upon the purchase price plus those professional fees which are specifically

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited)

September 30, 2010

2.  Summary of Significant Accounting Policies (continued)

identifiable to the investment transaction. Realized gains and losses on investments are recorded based on the specific identification method, which typically allocates the highest cost inventory to the basis of investments sold.

Cash and Cash Equivalents

Cash consists of amounts held in accounts with brokerage firms and the custodian bank.  Cash equivalents consist of highly liquid investments with an original maturity of three months or less.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Partnership’s policy that its custodian take possession of the underlying collateral, the fair value of which is required to exceed the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Partnership may be delayed or limited.

Restricted Investments

The Partnership may invest without limitation in instruments that are subject to legal or contractual restrictions on resale. These instruments generally may be resold to institutional investors in transactions exempt from registration or to the public if the securities are registered. Disposal of these investments may involve time-consuming negotiations and additional expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted investments is included at the end of the Statement of Investments. Restricted investments, including any restricted investments in affiliates, are valued in accordance with the investment valuation policies discussed above.

Foreign Investments

The Partnership may invest in instruments traded in foreign countries and denominated in foreign currencies.  At September 30, 2010, the Partnership held foreign currency denominated investments comprising approximately 6.9% of the Partnership’s total investments. Such positions were converted at the closing rate in effect at September 30, 2010 and reported in U.S. dollars. Purchases and sales of investments and income and expense items denominated in foreign currencies, when they occur, are translated into U.S. dollars on the respective dates of such transactions.  The portion of gains and losses on foreign investments resulting from fluctuations in foreign currencies is included in net realized and unrealized gain or loss from investments.

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited)

September 30, 2010

2.  Summary of Significant Accounting Policies (continued)

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government.  These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transactions clearance and settlement practices and potential future adverse political and economic developments. Moreover, investments in foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

Derivatives

In order to mitigate certain currency exchange and interest rate risks, the Partnership has entered into several swap transactions.  All derivatives are recognized as either assets or liabilities in the statement of assets and liabilities. The transactions entered into are accounted for using the mark-to-market method with the resulting change in fair value recognized in earnings for the current period.  Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in interest rates and the value of foreign currency relative to the U.S. dollar.

Unrealized gains of $286,301 from cross currency basis swaps during the nine months ended September 30, 2010 were included in net change in unrealized appreciation/depreciation in the Statement of Operations.

Valuations of swap transactions at September 30, 2010 were determined as follows:

Level	Basis for Determining Fair Value	Aggregate Value
2	Other observable market inputs	$(88,099)

Debt Issuance Costs

Costs of approximately $3.5 million were incurred in connection with placing the Partnership’s Senior Facility. These costs were deferred and are being amortized on a straight-line basis over eight years, the estimated life of the Senior Facility. The impact of utilizing the straight-line amortization method versus the effective-interest method is not expected to be material to the operations of the Company or the Partnership.

Purchase Discounts

The majority of the Partnership’s high yield and distressed debt investments are purchased at a considerable discount to par as a result of the underlying credit risks and financial results of the issuer, as well as general market factors that influence the financial markets as a whole. GAAP generally requires that discounts on the acquisition of corporate (investment grade) bonds municipal bonds and treasury bonds be amortized using the effective-interest or constant-yield

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited)

September 30, 2010

2.  Summary of Significant Accounting Policies (continued)

method. However, GAAP also requires the Partnership to consider the collectibility of interest when making accruals. Accordingly, when accounting for purchase discounts, the Partnership recognizes discount accretion income when it is probable that such amounts will be collected and when such amounts can be estimated.

Income Taxes

The Company intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. Accordingly, no provision for income taxes is required in the consolidated financial statements.  The Partnership’s income or loss is reported in the partners’ income tax returns.  As of September 30, 2010, all tax years of the Company and the Partnership since inception remain subject to examination by federal and state tax authorities.  No such examinations are currently pending.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.  Capital accounts within the financial statements are adjusted at year-end for permanent book and tax differences. Temporary differences are primarily attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses, and will reverse in subsequent periods.

Cost and unrealized appreciation (depreciation) for U.S. federal income tax purposes of the investments of the Partnership at September 30, 2010 were as follows:

Unrealized appreciation	$66,471,578
Unrealized depreciation	(111,102,187)
Net unrealized depreciation	(44,630,609)

Cost of investments	$459,203,311

Dividends to holders of the Series A Preferred are treated as ordinary income for federal tax purposes.

3.  Allocations and Distributions

Common distributions are generally based on the estimated taxable earnings of the Company, and are recorded on the ex-dividend date. Distributions to the common shareholders of the Company are generally based on distributions received from the Partnership, less any Company-level expenses and dividends to Series Z preferred shareholders.

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited)

September 30, 2010

3.  Allocations and Distributions (continued)

Net income and gains of the Partnership are distributed first to the Company until it has received an 8% annual weighted-average return on its undistributed contributed equity, and then to the General Partner until it has received 20% of all cumulative income and gain distributions.  80% of all remaining net income and gain distributions are allocated to the Company, with the remaining 20% allocated to the General Partner.  Net investment income or loss, realized gain or loss on investments, and appreciation or depreciation on investments for the period are allocated to the Company and the General Partner in a manner consistent with that used to determine distributions.

The timing of distributions to the Company is determined by the General Partner, which has provided the Investment Manager with certain criteria for such distributions.  The timing and amount to be paid by the Company as a distribution to its shareholders is determined by its Board of Directors, which has provided the Investment Manager with criteria for such distributions. Any net long-term capital gains are distributed at least annually.  As of September 30, 2010, the Company had declared $141,297,000 in distributions to the common shareholders since inception.

The Company’s Series Z share dividend rate is fixed at 8% per annum.

4.  Management Fees and Other Expenses

The Investment Manager receives an annual management and advisory fee, payable monthly in arrears, equal to 1.0% of the sum of the maximum amount of the Series A Preferred, the maximum amount available under the Senior Facility, the initial value of the contributed general partnership equity and the initial value of the contributed common equity, subject to reduction by the amount of the Senior Facility commitment when the Senior Facility is no longer outstanding, and by the amount of the Series A Preferred when less than $1 million in liquidation preference of preferred securities remains outstanding. In addition to the management fee, the General Partner is entitled to a performance allocation as discussed in Note 3, above.  As compensation for its services, the Co-Manager receives a portion of the management fees paid to the Investment Manager. The Co-Manager also receives a portion of any performance allocation paid to the General Partner.

The Company and the Partnership pay all respective expenses incurred in connection with the business of the Company and the Partnership, including fees and expenses of outside contracted services, such as custodian, administrative, legal, audit and tax preparation fees, costs of valuing investments, insurance costs, brokers’ and finders’ fees relating to investments and any other transaction costs associated with the purchase and sale of investments of the Partnership.

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited)

September 30, 2010

5.  Senior Secured Revolving Credit Facility

The Partnership has entered into a credit agreement with certain lenders, which provides for a senior secured revolving credit facility (the “Senior Facility”), pursuant to which amounts may be drawn up to $116 million. The Senior Facility matures July 31, 2014, subject to extension by the lenders at the request of the Partnership for one 12-month period.

Advances under the Senior Facility bear interest at LIBOR plus 0.375% per annum, except in the case of loans from CP Conduits, which bear interest at the higher of LIBOR plus 0.375% or the CP Conduit’s cost of funds plus 0.375%, subject to certain limitations. The weighted-average interest rate on outstanding borrowings at September 30, 2010 was 0.63%.  In addition to amounts due on outstanding debt, the Senior Facility accrues commitment fees of 0.20% per annum on the unused portion of the Senior Facility, or 0.25% per annum when less than $46,400,000 in borrowings are outstanding. The Senior Facility may be terminated, and any outstanding amounts thereunder may become due and payable, should the Partnership fail to satisfy certain financial or other covenants.  As of September 30, 2010, the Partnership was in full compliance with such covenants.

6.  Commitments, Concentration of Credit Risk and Off-Balance Sheet Risk

The Partnership conducts business with brokers and dealers that are primarily headquartered in New York and Los Angeles and are members of the major securities exchanges. Banking activities are conducted with a firm headquartered in the New York area.

In the normal course of business, the Partnership’s investment activities involve executions, settlement and financing of various transactions resulting in receivables from, and payables to, brokers, dealers and the Partnership’s custodian.  These activities may expose the Company and the Partnership to risk in the event that such parties are unable to fulfill contractual obligations.  Management does not anticipate any material losses from counterparties with whom it conducts business.

Consistent with standard business practice, the Company and the Partnership enter into contracts that contain a variety of indemnifications.  The maximum exposure of the Company and the Partnership under these arrangements is unknown.  However, the Company and the Partnership expect the risk of loss to be remote.

The Consolidated Statement of Investments includes certain revolving loan facilities held by the Partnership with aggregate unfunded balances of approximately $17.4 million at September 30, 2010.  These instruments are reflected at fair value in the Statement of Investments and may be drawn up to the principal amount shown.

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited)

September 30, 2010

7.  Related Parties

From time to time the Partnership advances payments to third parties on behalf of the Company which are reimbursable through deductions from distributions to the Company.

8.  Series Z Preferred Capital

In addition to the Series A Preferred of the Partnership described in Note 1, the Company had 47 Series Z preferred shares authorized, issued and outstanding as of September 30, 2010.  The Series Z preferred shares have a liquidation preference of $500 per share plus accumulated but unpaid dividends and pay dividends at an annual rate equal to 8% of liquidation preference.  The Series Z preferred shares are redeemable at any time at the option of the Company and may only be transferred with the consent of the Company.

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

September 30, 2010

9.  Financial Highlights

	Nine Months Ended
	September 30, 2010	Year Ended December 31,			July 31, 2006 (Inception) to
	(Unaudited)	2009	2008	2007	December 31, 2006

Per Common Share
Net asset value, beginning of period	$555.86	$467.22	$936.95	$1,036.13	$1,000.00

Investment operations:
Net investment income	71.72	42.80	53.75	166.54	48.14
Net realized and unrealized gain (loss)	32.65	86.27	(499.51)	(28.73)	62.27
Distributions to minority interestholder from:
Net investment income	-	-	-	(29.74)	(7.98)
Net realized gains	-	-	-	(17.76)	(3.39)
Returns of capital	-	-	-	(1.30)	-
Net change in undistributed earnings of minority interest holder	-	-	7.52	24.89	(9.10)
Dividends on Series A preferred equity facility	(2.65)	(6.07)	(14.21)	(19.96)	(3.38)
Net change in accumulated dividends on Series A preferred equity facility	(0.15)	1.92	1.82	0.35	(4.98)
Dividends to Series Z preferred shareholders from:
Net investment income	-	-	(0.01)	-	-
Net change in reserve for dividends to Series Z preferred shareholders	-	-	0.01	-	-

Total from investment operations	101.57	124.92	(450.63)	94.29	81.58

Distributions to common shareholders from:
Net investment income	(42.96)	(36.28)	(19.10)	(117.36)	(31.90)
Net realized gains	-	-	-	(71.03)	(13.55)
Returns of capital	-	-	-	(5.08)	-
Total distributions to common shareholders	(42.96)	(36.28)	(19.10)	(193.47)	(45.45)

Net asset value, end of period	$614.47	$555.86	$467.22	$936.95	$1,036.13

Return on invested assets (1), (2)	12.9%	19.3%	(31.7)%	11.7%	8.4%

Gross return to common shareholders (1)	18.8%	27.3%	(49.3)%	11.4%	10.3%
Less: Allocation to General Partner of Special Value Continuation Partners, LP (1)	0.0%	0.0%	0.5%	(2.2)%	(2.1)%
Return to common shareholders (1), (3)	18.8%	27.3%	(48.8)%	9.2%	8.2%

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

September 30, 2010

9.  Financial Highlights (continued)

	Nine Months Ended				July 31, 2006
	September 30, 2010	Year Ended December 31,			(Inception) to December 31,
	(Unaudited)	2009	2008	2007	2006

Ratios to average common equity:(4), (6)
Net investment income(5)	16.5%	8.7%	6.9%	12.8%	10.4%
Expenses	3.8%	4.5%	4.5%	4.6%	5.7%
Expenses and General Partner allocation	3.8%	4.5%	3.5%	6.9%	7.7%

Ending common shareholder equity	$257,434,552	$232,879,791	$195,745,577	$392,541,013	$434,092,909
Portfolio turnover rate (1), (7)	48.1%	44.2%	33.3%	64.6%	17.3%
Weighted-average debt outstanding	$27,084,249	$26,882,192	$123,873,973	$162,460,274	$168,292,208
Weighted-average interest rate	0.8%	1.0%	3.7%	5.8%	5.8%
Weighted-average number of shares	418,956	418,956	418,956	418,956	418,956
Average debt per share	$64.65	$64.16	$295.67	$387.77	$401.69

Annualized Inception-to-Date Performance Data as of September 30, 2010:

Return on invested assets (2)	2.6%
Internal rate of return (8)	(1.5)%

(1)	Not annualized for periods of less than one year.

(2)	Return on invested assets is a time-weighted, geometrically linked rate of return and excludes cash and cash equivalents.

(3)
Returns (net of dividends on the preferred equity facility, allocations to General Partner and fund expenses, including financing costs and management fees) are calculated on a monthly geometrically linked, time-weighted basis.

(4)	Annualized for periods of less than one year, except for allocations to the General Partner.

(5)	Net of income and expense allocation to the General Partner.

(6)	These ratios include interest expense but do not reflect the effect of dividends on the preferred equity facility.

(7)	Excludes securities acquired from Special Value Bond Fund II, LLC and Special Value Absolute Return Fund, LLC at the inception of the Company and the Partnership.

(8)
Net of dividends on the preferred equity facility of the Partnership, allocation to the General Partner, and fund expenses, including financing costs and management fees. Internal rate return (“IRR”) is the imputed annual return over an investment period and, mathematically, is the rate of return at which the discounted cash flows equal the initial cash outlays. The internal rate of return presented assumes liquidation of the fund at net asset value as of the balance sheet date, and is reduced by the organizational cost that were expensed at the inception of the Company.

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Consolidated Schedule of Changes in Investments in Affiliates (1) (Unaudited)

Nine Months Ended September 30, 2010

Security	Value, Beginning of Period	Acquisitions	Dispositions	Value, End of Period

Anacomp, Inc., Class A Common Stock	$2,783,811	$-	$-	$2,576,906
Anacomp, Inc., Senior Secured Subordinated Notes, 14% PIK,
due 3/12/13	9,138,218	765,729	(11,516,574)	-
EaglePicher Corporation, 1st Lien Tranche B Term Loan
LIBOR + 4.5%, due 12/31/12	7,827,719	-	(7,827,719)	-
EP Management Corporation, Common Stock	43,313,196	-	-	43,503,541
ESP Holdings, Inc., 15% PIK, Preferred Stock	5,412,228	-	-	5,852,709
ESP Holdings, Inc., Common Stock	20,389,788	-	-	15,601,484
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory
Notes, 18% PIK, due 3/31/15	6,592,331	1,283,665	-	8,010,534
International Wire Group, Inc., Common Stock	31,869,000	-	(1,621,162)	33,670,291
International Wire Group, Inc., Senior Secured Notes, 9.75%,
due 4/15/15	-	8,990,670	-	9,304,859
Interstate Fibernet, Inc., 1st Lien Term Loan,
LIBOR + 4%, due 7/31/13	10,091,445	-	(10,859,639)	-
Interstate Fibernet, Inc., 2nd Lien Senior Secured Note,
LIBOR + 7.5%, due 7/31/14	8,144,989	-	(8,281,636)	-
ITC^DeltaCom, Inc., Common Stock	20,146,626	-	-	15,790,600
ITC^DeltaCom, Inc., Senior Secured Notes, 10.5%, due 4/1/16	-	9,619,343	-	10,088,038

Note to Schedule of Changes in Investments in Affiliates:

(1)
The issuers of the securities listed on this schedule are considered affiliates under the Investment Company Act of 1940 due to the ownership by the Company of 5% or more of the issuer's voting securities.

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Consolidated Schedule of Restricted Securities of Unaffiliated Issuers (Unaudited)

September 30, 2010

Investment	Acquisition Date	Cost

AIP/IS Holdings, LLC, Membership Units	Var. 2009 - 2010	$ 723,914
Alabama Aircraft Industries, Inc., Common Stock	Var. 2002	3,550,121
Bally Total Fitness Holdings Corporation, Common Stock	4/30/10	45,186,963
Bally Total Fitness Holdings Corporation, Warrants	4/30/10	-
Encompass Digital Media Group, Inc., Common Stock	1/15/10	883,196
GSI Group, Inc., Common Stock	8/20/08	2,545,681
GSI Group, Inc., Senior Secured Notes, 12.25% Cash or 13% PIK, due 1/15/14	8/20/08	6,141,466
Integra Telecom, Inc., Common Stock	11/19/09	8,433,884
Integra Telecom, Inc., Warrants	11/19/09	19,920
IRI Holdco (RW), LLC, Note Receivable, 8%, due 12/12/11	Var. 2008 - 2010	15,411,506
IRI Holdco (RW), LLC, Warrants to Purchase IRI Preferred Stock	12/12/08	1,170,407
MSX International, Inc., Senior Secured 2nd Lien Notes, 12.5%, due 4/1/12	Var. 2010	6,092,002
NEF Kamchia Co-Investment Fund, LP Interest	7/31/07	3,367,227
Precision Holdings, LLC, Class C Membership Interests	4/30/10	660
Real Mex Restaurants, Inc., Senior Secured Notes, 14%, due 1/1/13	Var. 2010	11,583,061
Terremark Worldwide, Inc., Senior Secured Notes, 12%, due 6/15/17	6/17/09	668,792
United Air Lines, Inc., Aircraft Secured Mortgage (N508UA), 20%, due 8/25/16	8/26/09	3,430,484
United Air Lines, Inc., Aircraft Secured Mortgage (N510UA), 20%, due 9/26/16	8/27/09	544,246
United Air Lines, Inc., Aircraft Secured Mortgage (N512UA), 20%, due 10/26/16	8/27/09	545,302
United Air Lines, Inc., Aircraft Secured Mortgage (N530UA), 20%, due 11/25/13	8/26/09	3,133,384
United Air Lines, Inc., Aircraft Secured Mortgage (N536UA), 16%, due 8/21/14	12/21/09	501,686
United Air Lines, Inc., Aircraft Secured Mortgage (N545UA), 16%, due 7/17/15	12/17/09	601,723
United Air Lines, Inc., Aircraft Secured Mortgage (N585UA), 20%, due 10/25/16	8/26/09	640,266
United Air Lines, Inc., Equipment Trust Beneficial Interests (N510UA)	8/27/09	130,683
United Air Lines, Inc., Equipment Trust Beneficial Interests (N512UA)	8/27/09	129,626
United Air Lines, Inc., Equipment Trust Beneficial Interests (N536UA)	12/21/09	170,558
United Air Lines, Inc., Equipment Trust Beneficial Interests (N545UA)	12/17/09	178,959
United Air Lines, Inc., Equipment Trust Beneficial Interests (N585UA)	8/26/09	152,201
Zayo Group, LLC, 1st Lien Senior Secured Notes, 10.25%, due 3/15/17	3/5/10	3,886,292

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Consolidating Statement of Assets and Liabilities (Unaudited)

September 30, 2010

	Special Value Continuation Fund, LLC Standalone	Special Value Continuation Partners, LP Standalone	Eliminations	Special Value Continuation Fund, LLC Consolidated
Assets
Investments:
Unaffiliated issuers	$-	$270,261,839	$-	$270,261,839
Investment in subsidiary	257,543,609	-	(257,543,609)	-
Controlled companies	-	2,576,906	-	2,576,906
Other affiliates	-	141,822,056	-	141,822,056
Total investments	257,543,609	414,660,801	(257,543,609)	414,660,801

Cash and cash equivalents	467	42,683,400	-	42,683,867
Distributions receivable from subsidiary	8,000,000	-	(8,000,000)	-
Accrued interest income	-	6,346,710	-	6,346,710
Receivable for investment securities sold	-	7,151,029	-	7,151,029
Deferred debt issuance costs	-	1,688,779	-	1,688,779
Receivable from parent	-	44,846	(44,846)	-
Prepaid expenses and other assets	23,113	97,475	-	120,588
Total assets	265,567,189	472,673,040	(265,588,455)	472,651,774

Liabilities
Credit facility payable	-	55,000,000	-	55,000,000
Payable for investment securities purchased	-	16,527,605	-	16,527,605
Distribution payable	8,000,000	8,000,000	(8,000,000)	8,000,000
Management and advisory fees payable	-	565,599	-	565,599
Payable to affiliate	-	102,462	-	102,462
Unrealized depreciation on swaps	-	88,099	-	88,099
Interest payable	-	64,728	-	64,728
Payable to subsidiary	44,846	-	(44,846)	-
Accrued expenses and other liabilities	62,869	350,348	-	413,217
Total liabilities	8,107,715	80,698,841	(8,044,846)	80,761,710

Preferred stock
Series Z preferred stock	23,500	-	-	23,500
Accumulated dividends on Series Z preferred stock	1,422	-	-	1,422
Total preferred stock	24,922	-	-	24,922

Preferred equity facility
Series A preferred limited partner interests	-	134,000,000	-	134,000,000
Accumulated dividends on Series A preferred equity facility	-	430,590	-	430,590
Total preferred limited partner interests	-	134,430,590	-	134,430,590

Minority interests
General partner interest in Special Value Continuation Partners, LP	-	-	-	-

Net assets	$257,434,552	$257,543,609	$(257,543,609)	$257,434,552

Composition of net assets
Common stock	$419	$-	$-	$419
Paid-in capital in excess of par, net of contributed unrealized gains	364,764,708	-	-	364,764,708
Paid-in capital	-	358,636,781	(358,636,781)	-
Distributable earnings	(107,329,153)	(101,093,172)	101,093,172	(107,329,153)
Minority interest	-	-	-	-
Accumulated dividends to Series Z preferred shareholders	(1,422)	-	-	(1,422)
Net assets	$257,434,552	$257,543,609	$(257,543,609)	$257,434,552

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Consolidating Statement of Operations (Unaudited)

Nine Months Ended September 30, 2010

	Special Value Continuation Fund, LLC Standalone	Special Value Continuation Partners, LP Standalone	Eliminations	Special Value Continuation Fund, LLC Consolidated
Investment income
Interest income:
Unaffiliated issuers	$-	$19,686,715	$-	$19,686,715
Controlled companies	-	1,051,064	-	1,051,064
Other affiliates	-	2,181,229	-	2,181,229
Dividend income:
Unaffiliated issuers	-	280,138	-	280,138
Other affiliates	-	11,646,623	-	11,646,623
Other income:
Unaffiliated issuers	-	2,007,364	-	2,007,364
Other affiliates	-	24,334	-	24,334
Total interest and related investment income	-	36,877,467	-	36,877,467

Operating expenses
Management and advisory fees	-	5,090,391	-	5,090,391
Amortization of deferred debt issuance costs	-	329,312	-	329,312
Portfolio asset depreciation	-	267,596	-	267,596
Legal fees, professional fees and due diligence expenses	39,476	193,712	-	233,188
Commitment fees	-	173,493	-	173,493
Interest expense	-	161,305	-	161,305
Director fees	47,996	77,754	-	125,750
Insurance expense	35,532	71,301	-	106,833
Custody fees	2,625	76,031	-	78,656
Other operating expenses	41,275	219,712	-	260,987
Total expenses	166,904	6,660,607	-	6,827,511

Net investment income	(166,904)	30,216,860	-	30,049,956

Net realized and unrealized gain
Net realized gain	-	7,520,661	-	7,520,661
Net change in net unrealized appreciation/depreciation	42,723,076	6,157,100	(42,723,076)	6,157,100
Net realized and unrealized gain	42,723,076	13,677,761	(42,723,076)	13,677,761

Net change in undistributed earnings of minority interestholder	-	-	-	-
Dividends paid on Series A preferred equity facility	-	(1,109,292)	-	(1,109,292)
Net change in accumulated dividends on Series A
preferred equity facility	-	(62,253)	-	(62,253)
Dividends to Series Z preferred shareholders	(1,880)	-	-	(1,880)
Net change in reserve for dividends to Series Z
preferred shareholders	469	-	-	469

Net increase in net assets resulting from operations	$42,554,761	$42,723,076	$(42,723,076)	$42,554,761